CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A common stock	Class B common stock
Shareholders' equity beginning balance (in shares) at Dec. 06, 2020					0
Shareholders' equity beginning balance at Dec. 06, 2020	$ 0	$ 0	$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 34,500,000 Class A Ordinary Shares, net of underwriting discounts, offering costs and transaction costs allocated to warrant liability	25,000	24,137			$ 863
Issuance of Class B ordinary shares to Sponsor , Shares					8,625,000
Net income (loss)	(5,000)	0	(5,000)		$ 0
Shareholders' equity ending balance (in shares) at Dec. 31, 2020				0	8,625,000
Shareholders' equity ending balance at Dec. 31, 2020	20,000	24,137	(5,000)	$ 0	$ 863
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 34,500,000 Class A Ordinary Shares, net of underwriting discounts, offering costs and transaction costs allocated to warrant liability (in shares)				34,500,000
Sale of 34,500,000 Class A Ordinary Shares, net of underwriting discounts, offering costs and transaction costs allocated to warrant liability	313,330,597	313,327,147		$ 3,450
Class A ordinary shares subject to possible redemption (in shares)				(29,262,494)
Class A ordinary shares subject to possible redemption	(292,624,940)	(292,622,014)		$ (2,926)
Net income (loss)	(15,725,653)		(15,725,653)
Shareholders' equity ending balance (in shares) at Mar. 31, 2021				5,237,506	8,625,000
Shareholders' equity ending balance at Mar. 31, 2021	5,000,004	20,729,270	(15,730,653)	$ 524	$ 863
Shareholders' equity beginning balance (in shares) at Dec. 31, 2020				0	8,625,000
Shareholders' equity beginning balance at Dec. 31, 2020	20,000	24,137	(5,000)	$ 0	$ 863
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(1,846,965)
Shareholders' equity ending balance (in shares) at Jun. 30, 2021				3,849,637	8,625,000
Shareholders' equity ending balance at Jun. 30, 2021	5,000,002	6,850,719	(1,851,965)	$ 385	$ 863
Shareholders' equity beginning balance (in shares) at Mar. 31, 2021				5,237,506	8,625,000
Shareholders' equity beginning balance at Mar. 31, 2021	5,000,004	20,729,270	(15,730,653)	$ 524	$ 863
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption (in shares)				(1,387,869)
Class A ordinary shares subject to possible redemption	(13,878,690)	(13,878,551)		$ (139)
Net income (loss)	13,878,688		13,878,688
Shareholders' equity ending balance (in shares) at Jun. 30, 2021				3,849,637	8,625,000
Shareholders' equity ending balance at Jun. 30, 2021	$ 5,000,002	$ 6,850,719	$ (1,851,965)	$ 385	$ 863